2. OIL AND GAS PROPERTIES - Total Unproven Properties (Details) (USD $)	12 Months Ended		24 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013
Oil And Gas Properties - Total Unproven Properties Details
Acquisition costs (unproved properties)	$ 25,526,554	$ 22,103,530	$ 47,630,084
Unproven development costs	1,264,031	3,851	1,267,882
Total unproven costs	$ 26,790,585	$ 22,107,381	$ 48,897,966